SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added taxes (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Value-added taxes
Value-added taxes rate	6.00%
EARNINGS PER SHARE
Dilutive stocks	$ 0	$ 0	$ 0
Foreign Currency Translation
Year-end spot rate	6.5250	6.9680
Average rate	6.9042	6.9088	6.6163